Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings per share
Earnings per share
Basic earnings per share
The calculation of basic earnings per share at December 31, 2017 was based on a result attributable to ordinary shares of USD 1,382,530 (December 31, 2016: USD 204,049,212 and December 31, 2015: USD 350,300,535) and a weighted average number of ordinary shares outstanding during the period ended December 31, 2017 of 158,166,534 (December 31, 2016: 158,262,268 and December 31, 2015:155,872,171), calculated as follows:
Result attributable to ordinary shares

(in thousands of USD except share and per share information)	2017	2016	2015
Result for the period	1,383	204,049	350,301
Weighted average number of ordinary shares	158,166,534	158,262,268	155,872,171
Basic earnings per share (in USD)	0.01	1.29	2.25

Weighted average number of ordinary shares

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares
On issue at January 1, 2015	131,050,666	1,750,000	129,300,666	129,300,666
Issuance of shares	28,158,283	—	28,158,283	25,842,099
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	(1,283,333)	1,283,333	729,406
On issue at December 31, 2015	159,208,949	466,667	158,742,282	155,872,171

On issue at January 1, 2016	159,208,949	466,667	158,742,282	158,742,282
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	692,415	(692,415)	(575,005)
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	(116,667)	116,667	94,991
On issue at December 31, 2016	159,208,949	1,042,415	158,166,534	158,262,268

On issue at January 1, 2017	159,208,949	1,042,415	158,166,534	158,166,534
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	—	—	—
On issue at December 31, 2017	159,208,949	1,042,415	158,166,534	158,166,534

Diluted earnings per share
For the twelve months ended December 31, 2017, the diluted earnings per share (in USD) amount to 0.01 (2016: 1.29 and 2015: 2.22). At December 31, 2017 and December 31, 2016, 236,590 options issued under the LTIP 2015 were excluded from the calculation of the diluted weighted average number of shares because their effect would have been anti-dilutive.

Weighted average number of ordinary shares (diluted)
The table below shows the potential weighted number of shares that could be created if all stock options, restricted stock units, convertible notes and PCPs were to be converted into ordinary shares.

(in shares)	2017	2016	2015
Weighted average of ordinary shares outstanding (basic)	158,166,534	158,262,268	155,872,171

Effect of potential conversion of convertible Notes	—	—	88,689
Effect of potential conversion of PCPs	—	—	932,971
Effect of Share-based Payment arrangements	130,523	166,789	635,731

Weighted average number of ordinary shares (diluted)	158,297,057	158,429,057	157,529,562

After the conversions of the convertible Notes and the PCPs in the course of 2015, there are no more remaining outstanding instruments at December 31, 2017 and December 31, 2016 which can give rise to dilution, except for the share-based payment arrangements.